Trade and other payables - Additional information (Details) - COP ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021
Disclosure Of Trade And Other Payables (Line Items)
Dividends payable	$ 1,958,736	$ 58,668
Ecopetrol S.A.
Disclosure Of Trade And Other Payables (Line Items)
Dividends payable	1,589,000	3,714
Interconexion Electrica S.A
Disclosure Of Trade And Other Payables (Line Items)
Dividends payable	215,150	53,976
Oleoducto de los Llanos Orientales S.A
Disclosure Of Trade And Other Payables (Line Items)
Dividends payable	34,735
Inversiones de Gases de Colombia S.A. [Member]
Disclosure Of Trade And Other Payables (Line Items)
Dividends payable	74,696	$ 978
Oleoducto de Colombia S.A.
Disclosure Of Trade And Other Payables (Line Items)
Dividends payable	$ 45,155